Consolidated Statements of Changes in Shareholders' Equity	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Noncontrolling interests CNY (¥)
Balance at Dec. 31, 2018	¥ 1,367,148,835		¥ 631,715	¥ 1,138,107,676	¥ 147,118,546	¥ 53,153,406	¥ 1,339,011,343	¥ 28,137,492
Balance (in shares) at Dec. 31, 2018 | shares			201,479,446
Net loss	(172,460,914)				(164,686,075)		(164,686,075)	(7,774,839)
Share-based compensation	9,583,596			9,583,596			9,583,596
Option exercised	29,636		¥ 32	29,604			29,636
Option exercised (in shares) | shares			9,200
Restricted shares vested			¥ 854	(854)
Restricted shares vested (in shares) | shares			248,626
Deconsolidation of a subsidiary	(2,239,142)			2,632,287		4,260,317	6,892,604	(9,131,746)
Foreign currency translation adjustment	(3,245,903)					(3,272,053)	(3,272,053)	26,150
Balance at Dec. 31, 2019	1,198,816,108		¥ 632,601	1,150,352,309	(17,567,529)	54,141,670	1,187,559,051	11,257,057
Balance (in shares) at Dec. 31, 2019 | shares			201,737,272
Net loss	(36,624,446)				(31,367,648)		(31,367,648)	(5,256,798)
Share-based compensation	3,593,400			3,593,400			3,593,400
Restricted shares vested			¥ 1,852	(1,852)
Restricted shares vested (in shares) | shares			548,626
Repurchase of shares	(5,131,484)		¥ (11,252)	(5,120,232)			(5,131,484)
Repurchase of shares ( in shares) | shares			(3,234,852)
Foreign currency translation adjustment	(16,091,629)					(16,212,483)	(16,212,483)	120,854
Balance at Dec. 31, 2020	1,144,561,949		¥ 623,201	1,148,823,625	(48,935,177)	37,929,187	1,138,440,836	6,121,113
Balance (in shares) at Dec. 31, 2020 | shares			199,051,046
Net loss	(294,637,791)	$ (46,235,099)			(267,861,722)		(267,861,722)	(26,776,069)
Share-based compensation	644,654			644,654			644,654
Restricted shares vested			¥ 968	(968)
Restricted shares vested (in shares) | shares			300,000
Repurchase of shares	(5,226,037)		¥ (14,336)	(5,211,701)			(5,226,037)
Repurchase of shares ( in shares) | shares			(4,488,228)
Foreign currency translation adjustment	(4,707,094)					(4,761,513)	(4,761,513)	54,419
Balance at Dec. 31, 2021	¥ 840,635,681	$ 131,914,083	¥ 609,833	¥ 1,144,255,610	¥ (316,796,899)	¥ 33,167,674	¥ 861,236,218	¥ (20,600,537)
Balance (in shares) at Dec. 31, 2021 | shares			194,862,818